Trade payables and other liabilities - Summary of Trade and Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current liabilities
Warrant liabilities	$ 8	$ 11	$ 6
Put options issued to non-controlling interests	148	43
Employee defined benefit liability	13	12
Other non-current financial liabilities	169	66
Current liabilities
Trade payables	260	208
Accrued operating expenses	417	463
Electronic wallets	292	261
Tax payables	72	60
Deposits	32	36
Put options issued to non-controlling interest	0	98
Contract liabilities		2
Payables for purchase of securities	117	0
Others	66	41
Trade and other current payables	$ 1,256	$ 1,169